Segment information (Tables)	12 Months Ended
Mar. 31, 2024
Segment Information
Summary of information about reportable segments

Information about Reportable Segments:

	Reportable segments
	Air Ticketing			Hotels and Packages			Other Services			Total
Particulars	March 31			March 31			March 31			March 31
	2022	2023	2024	2022	2023	2024	2022	2023	2024	2022	2023	2024

Revenue as per IFRS - Rendering of services*	1,150,474	1,779,972	1,729,305	520,740	1,471,270	1,693,962	146,178	154,306	160,531	1,817,392	3,405,548	3,583,798
Customer inducement and acquisition costs	1,060,600	2,555,320	2,773,118	237,695	263,756	312,206	15,326	23,380	18,544	1,313,621	2,842,456	3,103,868
Service cost	-	-	-	(159,284)	(669,099)	(866,039)	-	-	-	(159,284)	(669,098)	(866,039)
Adjusted margin	2,211,074	4,335,292	4,502,423	599,151	1,065,927	1,140,129	161,504	177,685	179,075	2,971,729	5,578,904	5,821,627

Other revenue #										171,984	421,717	606,099
Other income										158,648	152,520	102,362
Customer inducement and acquisition costs (recorded as a reduction of revenue)										(1,313,621)	(2,842,455)	(3,103,868)
Personnel expenses										(1,021,881)	(1,148,434)	(1,348,215)
Marketing and sales promotion expenses										(124,147)	(336,472)	(459,935)
Other operating expenses										(893,313)	(1,554,963)	(1,579,352)
Finance cost										(100,453)	(326,399)	(286,998)
Depreciation and amortization										(308,153)	(190,152)	(197,527)
Impairment of goodwill										-	-	-
Finance income										47,816	28,944	170,714
Share of loss of joint venture										41,616	-	-
Change in fair value of warrants gain										32,756	-	-
Listing and related expenses										(55,816)	(23,591)	(54,238)
Impairment of loan to joint venture										(72,719)	(1,000)	-
Loss before taxes										(465,554)	(241,380)	(329,331)
Tax expense										(16,906)	(46,788)	(37,174)
Loss for the period										(482,462)	(288,168)	(366,505)

*	There were no inter-segment revenue during the year ended March 31, 2024, March 31, 2023 and, March 31, 2022. This amount constitutes of ‘revenue from external customer only.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

#	Other revenue primarily comprises the advertisement income from hosting advertisements on our internet web-sites, income from sale of coupons and vouchers and income from facilitating website access to travel insurance companies. The operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

Schedule of reconciliation of reportable segments

Reconciliation of Reportable Segments Revenue to the Group’s Total Revenue:

Particulars	Total
	March 31
	2,022	2,023	2,024
Revenue as per IFRS - Rendering of services	1,817,392	3,405,548	3,583,798
Other Revenue	171,984	421,717	606,099
Total Revenue	1,989,376	3,827,265	4,189,897

Summary of non-current assets by physical location

Non-current assets are disclosed based on respective physical location of the assets

	Non current assets*
	March 31, 2023	March 31, 2024

India	1,025,568	1,147,306
Others	-	-
Total	1,025,566	1,147,306

*	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.